Regulatory Capital Financial Instruments - Schedule of Regulatory Capital Financial Instruments (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subordinated bonds [Member]
Schedule of Regulatory Capital Financial Instruments [Line Items]
Balance as of beginning	$ 1,068,879	$ 1,039,814
New issuances performed
Transaction costs
Amortization of transaction costs
Accrued interest	35,283	34,551
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder	(43,392)	(41,432)
Principal payments to the holder	(9,552)	(9,205)
Accrued UF indexation	35,875	45,151
Exchange rate differences
Depreciation
Repricing
Expiration
Conversion to common shares
Balance as of ending	1,087,093	1,068,879
Bonds with no fixed term of maturity [Member]
Schedule of Regulatory Capital Financial Instruments [Line Items]
Balance as of beginning
New issuances performed
Transaction costs
Amortization of transaction costs
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Repricing
Expiration
Conversion to common shares
Balance as of ending
Preferred shares [Member]
Schedule of Regulatory Capital Financial Instruments [Line Items]
Balance as of beginning
New issuances performed
Transaction costs
Amortization of transaction costs
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Repricing
Expiration
Conversion to common shares
Balance as of ending